Hedging Financial Instruments - Summary of Hedging Instrument (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	$ (21)	$ 10	$ (2)
Accumulated Gain or Loss on Hedging Instruments in Other Equity Continuing Hedges	13	(8)	2
Accumulated Gain or Loss on Hedging Instruments in Other Equity Hedge Accounting No Longer Applied	$ 0	$ 0	$ 0
Foreign currency risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	NT$/EUR	NT$/EUR	NT$/EUR
Contract Amount	$ 423	$ 228	$ 201	€ 13	€ 7	€ 6
Maturity Period	2023.03	2022.03	2021.03
Forward Rate	31.69	32.54	34.45
Carrying Amount of Asset	$ 13	$ 0	$ 2
Carrying Amount of Liability	0	8	0
Change in Fair Values of Hedging Instruments Used for Calculating Hedge Ineffectiveness	$ 21	$ (10)	$ 2